Offerings - Offering: 1	Sep. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, nominal value of $0.001 per share
Amount Registered | shares	175,438
Proposed Maximum Offering Price per Unit	90.245
Maximum Aggregate Offering Price	$ 15,832,402.31
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,186.45
Offering Note	On September 1, 2026, Weatherford International plc ("Weatherford") completed its acquisition of NCS Multistage Holdings, Inc. ("NCS"). The "Amount Registered" represents the aggregate number of the registrant's ordinary shares which may be issuable upon the grant, vesting or settlement of certain NCS equity awards that were assumed by Weatherford in connection with its acquisition of NCS. Pursuant to Rule 416 under the Securities Act of 1933, such number includes an additional indeterminate number of additional ordinary shares that may become issuable by reason of any share split, share dividend, recapitalization, or similar capital adjustment. The "Proposed Maximum Offering Price Per Unit" and "Maximum Aggregate Offering Price" have been estimated solely for purposes of calculating the amount of the registration fee pursuant to Rues 457(c) and 457(h) under the Securities Act, on the basis of the average of the high and low prices for an ordinary share as reported by the Nasdaq Global Select Market on August 27, 2026.